Authorization to issue the consolidated and combined financial statements	12 Months Ended
Jan. 03, 2021
Disclosure of authorisation of financial statements [text block] [Abstract]
Authorization to issue the consolidated and combined financial statements
30.	Authorization to issue the consolidated and combined financial statements

On March 25, 2021, the issuance of the Group’s combined consolidated financial statements was authorized by Andrés Campos, Chief Executive Officer, and Diana Jones, Chief Financial Officer.